STOCK-BASED COMPENSATION (Schedule of Nonvested Option Activity) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Non-vested options
Non-vested options, Beginning Balance | shares	43,875
Granted | shares
Vested | shares	43,875
Forfeited | shares
Non-vested options, Ending Balance | shares
Weighted Average Exercise Price
Non-vested options, Beginning Balance | $ / shares	$ 0.01
Granted | $ / shares
Vested | $ / shares	0.01
Forfeited | $ / shares
Non-vested options, Ending Balance | $ / shares